Earnings Per Share	12 Months Ended
Jan. 31, 2024
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Earnings Per Share
22.	EARNINGS PER SHARE

a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Net income attributable to shareholders	$743.4	$863.9

Weighted average number of shares	77,166,505	79,382,008

Earnings per share - basic	$9.63	$10.88

b)	Diluted earnings per share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Net income attributable to shareholders	$743.4	$863.9

Weighted average number of shares	77,166,505	79,382,008
Dilutive effect of stock options	1,357,285	1,564,094
Weighted average number of diluted shares	78,523,790	80,946,102

Earnings per share - diluted	$9.47	$10.67
The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.